Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term loan:
Short-term loan	¥ 2,194,957	¥ 2,275,533
Long-term loan due in one year:
Long-term, current portion	238,400	22,000
Subtotal	2,433,357	2,297,533
Long-term loan
Long-term loan	2,461,017	1,902,400
Total borrowings	4,894,374	4,199,933
Industrial and Commercial Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		50,000
Industrial and Commercial Bank of China | Bank Borrowings one due October 2015
Short-term loan:
Short-term loan		50,000
Industrial and Commercial Bank of China | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan		50,000
Industrial and Commercial Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		50,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan		2,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2019
Long-term loan
Long-term	168,000	168,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2018
Long-term loan
Long-term	300,000	300,000
Industrial and Commercial Bank of China | Bank Borrowings one due January 2017
Long-term loan
Long-term	288,000	288,000
Industrial and Commercial Bank of China | Bank Borrowings one due February 2016
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings one due August 2016
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings two due June 2015
Short-term loan:
Short-term loan		58,131
Industrial and Commercial Bank of China | Bank Borrowings one due November 2015
Short-term loan:
Short-term loan		150,000
Industrial and Commercial Bank of China | Bank Borrowings two due November 2015
Short-term loan:
Short-term loan		2,000
Industrial and Commercial Bank of China | Bank Borrowings one due June 2016
Long-term loan
Long-term		80,000
Industrial and Commercial Bank of China | Bank Borrowings one due September 2016
Long-term loan
Long-term		74,000
Industrial and Commercial Bank of China | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	48,702
Long-term loan
Long-term		3,000
Industrial and Commercial Bank of China | Bank Borrowings two due March 2016
Short-term loan:
Short-term loan	50,000
Long-term loan
Long-term		300
Industrial and Commercial Bank of China | Bank Borrowings two due September 2016
Long-term loan
Long-term		8,400
Industrial and Commercial Bank of China | Bank Borrowings three due March 2016
Long-term loan
Long-term		300
Industrial and Commercial Bank of China | Bank Borrowings three due September 2016
Long-term loan
Long-term		8,400
Industrial and Commercial Bank of China | Bank Borrowings two due January 2019
Long-term loan
Long-term	300,000	300,000
Industrial and Commercial Bank of China | Bank Borrowings three due January 2019
Long-term loan
Long-term	252,000	252,000
Industrial and Commercial Bank of China | Bank Borrowings two due January 2018
Long-term loan
Long-term	132,000	132,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2016
Long-term loan due in one year:
Long-term, current portion	7,000
Long-term loan
Long-term		7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2016
Long-term loan due in one year:
Long-term, current portion	7,000
Long-term loan
Long-term		7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2017
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2017
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2018
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2018
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2019
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2019
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2020
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2020
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2021
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2021
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2022
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2022
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2023
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2023
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2024
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2024
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2025
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2025
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2026
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2026
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2027
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2027
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2028
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due November 2028
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due May 2029
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings one due December 2029
Long-term loan
Long-term	7,000	7,000
Industrial and Commercial Bank of China | Bank Borrowings Four Due December 2029
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2016
Long-term loan due in one year:
Long-term, current portion	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2017
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2018
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2019
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2020
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2021
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2022
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2023
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2024
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2025
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2026
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2027
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2028
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due May 2029
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2016
Long-term loan due in one year:
Long-term, current portion	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2017
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2018
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2019
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2020
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2021
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2022
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2023
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2024
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2025
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2026
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2027
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Four Due November 2028
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings One Due April 2016
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings One Due April 2018
Long-term loan
Long-term	20,000
Industrial and Commercial Bank of China | Bank Borrowings One Due January 2016
Short-term loan:
Short-term loan	50,000
Industrial and Commercial Bank of China | Bank Borrowings One Due June 2017
Long-term loan
Long-term	100,000
Industrial and Commercial Bank of China | Bank Borrowings One Due September 2018
Long-term loan
Long-term	80,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due December 2029
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2016
Long-term loan due in one year:
Long-term, current portion	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2017
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2018
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2019
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2020
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2021
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2022
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2023
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2024
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2025
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2026
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2027
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2028
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due May 2029
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2016
Long-term loan due in one year:
Long-term, current portion	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2017
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2018
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2019
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2020
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2021
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2022
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2023
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2024
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2025
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2026
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2027
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Three Due November 2028
Long-term loan
Long-term	7,000
Industrial and Commercial Bank of China | Bank Borrowings Two Due December 2029
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2016
Long-term loan due in one year:
Long-term, current portion	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2017
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2018
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2019
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2020
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2021
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2022
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2023
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2024
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2025
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2026
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2027
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2028
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due May 2029
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2016
Long-term loan due in one year:
Long-term, current portion	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2017
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2018
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2019
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2020
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2021
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2022
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2023
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2024
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2025
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2026
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2027
Long-term loan
Long-term	3,500
Industrial and Commercial Bank of China | Bank Borrowings Two Due November 2028
Long-term loan
Long-term	3,500
Bank of Communications | Bank Borrowings one due January 2015
Short-term loan:
Short-term loan		50,000
Bank of Communications | Bank Borrowings one due February 2015
Short-term loan:
Short-term loan		97,904
Bank of Communications | Bank Borrowings one due February 2016
Short-term loan:
Short-term loan	101,300
Bank of Communications | Bank Borrowings One Due December 2016
Short-term loan:
Short-term loan	48,900
Huaxia Bank | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		30,000
Huaxia Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		20,000
Huaxia Bank | Bank Borrowings two due March 2015
Short-term loan:
Short-term loan		30,000
Huaxia Bank | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	10,000
Huaxia Bank | Bank Borrowings One Due April 2016
Short-term loan:
Short-term loan	10,000
Huaxia Bank | Bank Borrowings Two Due April 2016
Short-term loan:
Short-term loan	25,000
Huaxia Bank | Bank Borrowings Two Due June 2016
Short-term loan:
Short-term loan	35,000
China Merchants Bank | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		48,952
China Merchants Bank | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan		30,000
China Merchants Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		62,000
China Merchants Bank | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan		28,759
China Merchants Bank | Bank Borrowings two due June 2015
Short-term loan:
Short-term loan		32,400
China Merchants Bank | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	45,000
China Merchants Bank | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	49,806
China Merchants Bank | Bank Borrowings one due May 2016
Short-term loan:
Short-term loan	50,000
China Merchants Bank | Bank Borrowings One Due January 2016
Short-term loan:
Short-term loan	30,195
China Merchants Bank | Bank Borrowings Three Due January 2016
Short-term loan:
Short-term loan	18,831
China Merchants Bank | Bank Borrowings Two Due January 2016
Short-term loan:
Short-term loan	31,364
China Construction Bank | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		48,500
China Construction Bank | Bank Borrowings two due April 2015
Short-term loan:
Short-term loan		100,000
China Construction Bank | Bank Borrowings three due April 2015
Short-term loan:
Short-term loan		11,500
China Construction Bank | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan		34,000
China Construction Bank | Bank Borrowings three due May 2015
Short-term loan:
Short-term loan		48,789
China Construction Bank | Bank Borrowings four due May 2015
Short-term loan:
Short-term loan		22,171
China Construction Bank | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	20,000
China Construction Bank | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	160,000
China Construction Bank | Bank Borrowings one due May 2016
Short-term loan:
Short-term loan	34,000
China Construction Bank | Bank Borrowings Two Due June 2016
Short-term loan:
Short-term loan	32,468
Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		34,849
Bank of China | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan		200,000
Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		35,490
Bank of China | Bank Borrowings One Due July 2016
Short-term loan:
Short-term loan	200,000
Agriculture Bank of China
Long-term loan due in one year:
Long-term, current portion		22,000
Agriculture Bank of China | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		76,363
Agriculture Bank of China | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		1,966
Agriculture Bank of China | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan		20,000
Agriculture Bank of China | Bank Borrowings two due March 2015
Short-term loan:
Short-term loan		12,116
Agriculture Bank of China | Bank Borrowings one due January 2015
Short-term loan:
Short-term loan		50,000
Agriculture Bank of China | Bank Borrowings one due February 2015
Short-term loan:
Short-term loan		30,000
Long-term loan due in one year:
Long-term, current portion		2,850
Agriculture Bank of China | Bank Borrowings one due August 2015
Long-term loan due in one year:
Long-term, current portion		2,850
Agriculture Bank of China | Bank Borrowings two due August 2015
Long-term loan due in one year:
Long-term, current portion		8,150
Agriculture Bank of China | Bank Borrowings one due February 2016
Short-term loan:
Short-term loan	16,003
Long-term loan due in one year:
Long-term, current portion	2,850
Long-term loan
Long-term		2,850
Agriculture Bank of China | Bank Borrowings two due February 2016
Short-term loan:
Short-term loan	13,796
Long-term loan due in one year:
Long-term, current portion	8,150
Long-term loan
Long-term		8,150
Agriculture Bank of China | Bank Borrowings one due August 2016
Long-term loan due in one year:
Long-term, current portion	8,150
Long-term loan
Long-term		2,850
Agriculture Bank of China | Bank Borrowings two due August 2016
Long-term loan due in one year:
Long-term, current portion	2,850
Long-term loan
Long-term		8,150
Agriculture Bank of China | Bank Borrowings one due February 2017
Long-term loan
Long-term	50,000	2,850
Agriculture Bank of China | Bank Borrowings two due February 2017
Long-term loan
Long-term	2,850	8,150
Agriculture Bank of China | Bank Borrowings one due August 2017
Long-term loan
Long-term	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due August 2017
Long-term loan
Long-term	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due February 2018
Long-term loan
Long-term	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due February 2018
Long-term loan
Long-term	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due August 2018
Long-term loan
Long-term	2,850	2,850
Agriculture Bank of China | Bank Borrowings two due August 2018
Long-term loan
Long-term	8,150	8,150
Agriculture Bank of China | Bank Borrowings one due February 2019
Long-term loan
Long-term	2,900	2,900
Agriculture Bank of China | Bank Borrowings two due February 2019
Long-term loan
Long-term	10,100	10,100
Agriculture Bank of China | Bank Borrowings one due August 2019
Long-term loan
Long-term	2,900	2,900
Agriculture Bank of China | Bank Borrowings two due August 2019
Long-term loan
Long-term	10,100	10,100
Agriculture Bank of China | Bank Borrowings two due April 2015
Short-term loan:
Short-term loan		1,439
Agriculture Bank of China | Bank Borrowings three due April 2015
Short-term loan:
Short-term loan		1,955
Agriculture Bank of China | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan		1,457
Agriculture Bank of China | Bank Borrowings three due May 2015
Short-term loan:
Short-term loan		2,988
Agriculture Bank of China | Bank Borrowings two due January 2015
Short-term loan:
Short-term loan		3,139
Agriculture Bank of China | Bank Borrowings two due February 2015
Short-term loan:
Short-term loan		66,746
Long-term loan due in one year:
Long-term, current portion		8,150
Agriculture Bank of China | Bank Borrowings three due January 2015
Short-term loan:
Short-term loan		3,625
Agriculture Bank of China | Bank Borrowings five due January 2015
Short-term loan:
Short-term loan		3,429
Agriculture Bank of China | Bank Borrowings three due February 2015
Short-term loan:
Short-term loan		38,418
Agriculture Bank of China | Bank Borrowings four due January 2015
Short-term loan:
Short-term loan		2,889
Agriculture Bank of China | Bank Borrowings four due February 2015
Short-term loan:
Short-term loan		3,483
Agriculture Bank of China | Bank Borrowings three due March 2015
Short-term loan:
Short-term loan		14,935
Agriculture Bank of China | Bank Borrowings five due February 2015
Short-term loan:
Short-term loan		74,040
Agriculture Bank of China | Bank Borrowings six due February 2015
Short-term loan:
Short-term loan		3,299
Agriculture Bank of China | Bank Borrowings four due March 2015
Short-term loan:
Short-term loan		2,288
Agriculture Bank of China | Bank Borrowings five due March 2015
Short-term loan:
Short-term loan		1,212
Agriculture Bank of China | Bank Borrowings six due March 2015
Short-term loan:
Short-term loan		2,472
Agriculture Bank of China | Bank Borrowings seven due March 2015
Short-term loan:
Short-term loan		3,209
Agriculture Bank of China | Bank Borrowings four due April 2015
Short-term loan:
Short-term loan		2,956
Agriculture Bank of China | Bank Borrowings four due May 2015
Short-term loan:
Short-term loan		2,084
Agriculture Bank of China | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	2,171
Long-term loan due in one year:
Long-term, current portion	80,000
Agriculture Bank of China | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	10,612
Agriculture Bank of China | Bank Borrowings two due March 2016
Short-term loan:
Short-term loan	10,482
Agriculture Bank of China | Bank Borrowings three due March 2016
Short-term loan:
Short-term loan	9,989
Agriculture Bank of China | Bank Borrowings one due May 2016
Short-term loan:
Short-term loan	18,492
Agriculture Bank of China | Bank Borrowings one due May 2017
Long-term loan
Long-term	20,000
Agriculture Bank of China | Bank Borrowings Five Due April 2016
Short-term loan:
Short-term loan	39,267
Agriculture Bank of China | Bank Borrowings Five Due February 2016
Short-term loan:
Short-term loan	4,410
Agriculture Bank of China | Bank Borrowings Five Due June 2016
Short-term loan:
Short-term loan	2,381
Agriculture Bank of China | Bank Borrowings Five Due March 2016
Short-term loan:
Short-term loan	927
Agriculture Bank of China | Bank Borrowings Five Due May 2016
Short-term loan:
Short-term loan	6,339
Agriculture Bank of China | Bank Borrowings Four Due April 2016
Short-term loan:
Short-term loan	11,530
Agriculture Bank of China | Bank Borrowings Four Due February 2016
Short-term loan:
Short-term loan	19,656
Agriculture Bank of China | Bank Borrowings Four Due June 2016
Short-term loan:
Short-term loan	1,703
Agriculture Bank of China | Bank Borrowings Four Due March 2016
Short-term loan:
Short-term loan	15,077
Agriculture Bank of China | Bank Borrowings Four Due May 2016
Short-term loan:
Short-term loan	13,725
Agriculture Bank of China | Bank Borrowings One Due April 2016
Short-term loan:
Short-term loan	1,410
Agriculture Bank of China | Bank Borrowings One Due December 2016
Short-term loan:
Short-term loan	50,000
Agriculture Bank of China | Bank Borrowings One Due January 2016
Short-term loan:
Short-term loan	50,000
Agriculture Bank of China | Bank Borrowings Six Due June 2016
Short-term loan:
Short-term loan	4,295
Agriculture Bank of China | Bank Borrowings Six Due May 2016
Short-term loan:
Short-term loan	121,820
Agriculture Bank of China | Bank Borrowings Three Due April 2016
Short-term loan:
Short-term loan	5,132
Agriculture Bank of China | Bank Borrowings Three Due February 2016
Short-term loan:
Short-term loan	13,289
Agriculture Bank of China | Bank Borrowings Three Due February 2017
Long-term loan
Long-term	8,150
Agriculture Bank of China | Bank Borrowings Three Due June 2016
Short-term loan:
Short-term loan	1,980
Agriculture Bank of China | Bank Borrowings Three Due May 2016
Short-term loan:
Short-term loan	9,366
Agriculture Bank of China | Bank Borrowings Two Due April 2016
Short-term loan:
Short-term loan	15,150
Agriculture Bank of China | Bank Borrowings Two Due January 2016
Short-term loan:
Short-term loan	2,473
Agriculture Bank of China | Bank Borrowings Two Due June 2016
Short-term loan:
Short-term loan	1,022
Agriculture Bank of China | Bank Borrowings Two Due May 2016
Short-term loan:
Short-term loan	9,220
Huanengtiancheng financing lease co.,LTD | Bank Borrowings one due September 2016
Short-term loan:
Short-term loan	3,574
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2016
Short-term loan:
Short-term loan	3,638
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2017
Long-term loan
Long-term	3,903
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2019
Long-term loan
Long-term	4,493
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2020
Long-term loan
Long-term	4,820
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2021
Long-term loan
Long-term	5,172
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2022
Long-term loan
Long-term	5,549
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2023
Long-term loan
Long-term	5,954
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2017
Long-term loan
Long-term	3,768
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2018
Long-term loan
Long-term	4,043
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2019
Long-term loan
Long-term	4,337
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2020
Long-term loan
Long-term	4,654
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2021
Long-term loan
Long-term	4,993
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2022
Long-term loan
Long-term	5,357
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due June 2023
Long-term loan
Long-term	5,748
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2017
Long-term loan
Long-term	3,702
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2018
Long-term loan
Long-term	3,972
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2019
Long-term loan
Long-term	4,262
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2020
Long-term loan
Long-term	4,573
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2021
Long-term loan
Long-term	4,906
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2022
Long-term loan
Long-term	5,264
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due March 2023
Long-term loan
Long-term	5,647
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2017
Long-term loan
Long-term	3,835
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2018
Long-term loan
Long-term	4,114
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2019
Long-term loan
Long-term	4,414
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2020
Long-term loan
Long-term	4,736
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2021
Long-term loan
Long-term	5,082
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2022
Long-term loan
Long-term	5,452
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due September 2023
Long-term loan
Long-term	5,850
Huanengtiancheng financing lease co.,LTD | Bank Borrowings One Due December 2018
Long-term loan
Long-term	4,188
Ping An Bank | Bank Borrowings one due September 2016
Short-term loan:
Short-term loan	100,000
Shoko Chukin Bank | Bank Borrowings one due January 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due January 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due January 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due February 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due August 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due February 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due August 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due February 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due August 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due February 2019
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due August 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due September 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due May 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings one due November 2016
Short-term loan:
Short-term loan	47
Shoko Chukin Bank | Bank Borrowings one due May 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due November 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due May 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due November 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due May 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings one due November 2019
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due May 2020
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings one due November 2020
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due April 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings One Due April 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due April 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due April 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due August 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due December 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due December 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due February 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due January 2020
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due July 2016
Short-term loan:
Short-term loan	46
Shoko Chukin Bank | Bank Borrowings One Due July 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due July 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due July 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due July 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due June 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due June 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due June 2019
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due June 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due March 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due March 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due March 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due March 2020
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due October 2016
Short-term loan:
Short-term loan	47
Shoko Chukin Bank | Bank Borrowings One Due October 2017
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due October 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due October 2019
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due October 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due September 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due September 2018
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due September 2019
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due September 2020
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings Two Due January 2017
Long-term loan
Long-term	46
Shoko Chukin Bank | Bank Borrowings One Due December 2018
Long-term loan
Long-term	47
Shoko Chukin Bank | Bank Borrowings One Due April 2019
Long-term loan
Long-term	47
Bank of Xingtai | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		1,000
Bank of Xingtai | Bank Borrowings one due June 2015
Short-term loan:
Short-term loan		60,000
Bank of Xingtai | Bank Borrowings two due March 2015
Short-term loan:
Short-term loan		100
Bank of Xingtai | Bank Borrowings three due March 2015
Short-term loan:
Short-term loan		100
Bank of Xingtai | Bank Borrowings one due September 2015
Short-term loan:
Short-term loan		2,000
Bank of Xingtai | Bank Borrowings two due September 2015
Short-term loan:
Short-term loan		200
Bank of Xingtai | Bank Borrowings three due September 2015
Short-term loan:
Short-term loan		200
Bank of Xingtai | Bank Borrowings one due September 2016
Long-term loan due in one year:
Long-term, current portion	74,000
Bank of Xingtai | Bank Borrowings one due March 2016
Long-term loan due in one year:
Long-term, current portion	3,000
Bank of Xingtai | Bank Borrowings two due March 2016
Long-term loan due in one year:
Long-term, current portion	300
Bank of Xingtai | Bank Borrowings two due September 2016
Long-term loan due in one year:
Long-term, current portion	8,400
Bank of Xingtai | Bank Borrowings three due March 2016
Long-term loan due in one year:
Long-term, current portion	300
Bank of Xingtai | Bank Borrowings three due September 2016
Long-term loan due in one year:
Long-term, current portion	8,400
Industrial Bank Co., Ltd. | Bank Borrowings one due April 2015
Short-term loan:
Short-term loan		140,000
Industrial Bank Co., Ltd. | Bank Borrowings one due February 2016
Short-term loan:
Short-term loan	140,000
Industrial Bank Co., Ltd. | Bank Borrowings One Due December 2016
Short-term loan:
Short-term loan	20,000
Bank of Jiangsu | Bank Borrowings one due November 2016
Short-term loan:
Short-term loan	35,000
Hefei S & T Rural Commercial Bank | Bank Borrowings one due May 2015
Short-term loan:
Short-term loan		100,000
Hefei S & T Rural Commercial Bank | Bank Borrowings two due May 2015
Short-term loan:
Short-term loan		100,000
Hefei S & T Rural Commercial Bank | Bank Borrowings one due June 2016
Short-term loan:
Short-term loan	200,000
Rural Credit Cooperative of Hebei | Bank Borrowings one due March 2015
Short-term loan:
Short-term loan		28,000
Shanghai Pudong Development Bank | Bank Borrowings one due August 2014
Short-term loan:
Short-term loan		¥ 39,980
Bank of Hebei | Bank Borrowings one due March 2016
Short-term loan:
Short-term loan	¥ 10,000